Long Term Prepayments and Other Non-Current Assets (Details) - Schedule of Long Term Prepayments and Other Non-Current Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Long Term Prepayments and Other Non-Current Assets [Abstract]
Prepaid for construction and equipment	$ 4,997,655	$ 3,836,627
Lease deposit	640,575
Others	27,148	14,358
Total	$ 5,665,378	$ 3,850,985